Massachusetts Investors Growth Stock Fund*
                         Massachusetts Investors Trust*
                                MFS(R) Bond Fund*
                       MFS(R) Capital Opportunities Fund*
                             MFS(R) Core Growth Fund
                          MFS(R) Emerging Growth Fund*
                       MFS(R) Emerging Markets Equity Fund
                       MFS(R) Global Asset Allocation Fund
                           MFS(R) Global Equity Fund*
                           MFS(R) Global Growth Fund*
                      MFS(R) Global Telecommunications Fund
                         MFS(R) Global Total Return Fund
                     MFS(R) Government Limited Maturity Fund
                         MFS(R) Government Mortgage Fund
                        MFS(R) Government Securities Fund
                        MFS(R) Growth Opportunities Fund
                             MFS(R) High Income Fund
                      MFS(R) High Yield Opportunities Fund
                        MFS(R) International Growth Fund
                      MFS(R) International Investors Trust
                     MFS(R) International New Discovery Fund
                          MFS(R) Large Cap Growth Fund
                          MFS(R) Limited Maturity Fund*
                           MFS(R) Managed Sectors Fund
                           MFS(R) Mid Cap Growth Fund*
                            MFS(R) Mid Cap Value Fund
                           MFS(R) New Discovery Fund*
                            MFS(R) New Endeavor Fund
                            MFS(R) Research Bond Fund
                              MFS(R) Research Fund*
                     MFS(R) Research Growth and Income Fund
                       MFS(R) Research International Fund
                          MFS(R) Strategic Growth Fund*
                          MFS(R) Strategic Income Fund
                           MFS(R) Strategic Value Fund
                             MFS(R) Technology Fund
                            MFS(R) Total Return Fund*
                        MFS(R) Union Standard Equity Fund
                              MFS(R) Utilities Fund
                                MFS(R) Value Fund


          Supplement to the Current Statement of Additional Information


     During the period from February 1, 2002 through April 30, 2002 (unless extended by MFS Fund Distributors, Inc. ("MFD")) (the "Sales Period"), MFD will pay A. G. Edwards & Sons, Inc. 100% of the applicable sales charge on sales of Class A shares of each of the funds listed above (the "funds") sold by A. G. Edwards & Sons, Inc. to investors purchasing such funds through MFS Individual Retirement Accounts (excluding SEP-IRAs, SAR SEPs and SIMPLE IRAs) ("Eligible IRAs") during the Sales Period. In addition, MFD will pay A. G. Edwards & Sons, Inc. an additional commission equal to 0.50% of the net asset value of all of the Class B shares and Class C shares of the funds sold by A. G. Edwards & Sons, Inc. to investors purchasing such funds through Eligible IRAs during the Sales Period.


                 The date of this Supplement is February 1, 2002

*El presente suplemento tambien se encuentran disponibles en espanol. Solicite ejemplares a un representante de servicio de MFS llamando al 1-800-225-2606. En el caso de discrepancias entre las versiones en ingles y en espanol, se considerara valida la version en ingles.